Cash and cash equivalents and other investments (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents
Cash and cash equivalents are as follows:

	December 31,
	2 0 1 8	2 0 1 7

Cash	$514,166	$1,339,887
Cash equivalents (1)	6,473,075	5,863,717
	$6,987,241	$7,203,604

(1)	Most of these cash equivalents correspond to Treasury Bills issued by the United States Treasury Department, whose initial original maturity is less than 90 days.